UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

c/o CT Corporation
101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: January 31, 2012
Date of reporting period: April 30, 2011

Item 1. Schedule of Investments

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND

	Face Amount
Description	(000)	Value (000)

U.S. Government Agency Obligations — 34.4%
FFCB
0.241%, 07/01/11 (A)	$10,000	$10,001
0.270%, 03/22/12 (A)	15,000	15,000
FHLB
0.190%, 05/27/11 (A)	10,000	10,000
0.750%, 07/08/11	20,000	20,010
0.140%, 09/12/11 (A)	20,000	19,999
0.300%, 11/23/11	20,000	20,000
0.240%, 02/28/12 (A)	27,000	27,017
0.350%, 04/23/12	30,000	30,000
FHLMC
0.174%, 09/19/11 (A)	8,500	8,500
0.080%, 11/09/11 (A)	25,000	24,992

Total U.S. Government Agency Obligations (Cost $185,519)		185,519

Corporate Bonds — 4.7%
Bank of America MTN (A)
0.971%, 12/02/11	25,000	25,122

Total Corporate Bonds (Cost $25,122)		25,122

Repurchase Agreements (B)— 60.9%
Bank of America
0.030%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $103,440,822 (collateralized by various U.S. Government obligations, ranging in par value from $34,331,000 - $61,552,000, 4.650% - 6.625%, 11/15/30 - 06/15/35, with total market value $105,509,815)	103,441	103,441
Deutsche Bank
0.030%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $105,000,263 (collateralized by a U.S. Government obligation, par value $107,103,000, 0.000%, 05/27/11, with total market value $107,100,858)	105,000	105,000
South Street
0.040%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $120,000,400 (collateralized by various U.S. Government obligations, ranging in par value from $3,246,000 - 18,140,000, 3.250% - 4.500%, 06/15/20 - 11/04/30, with total market value 122,400,070)	120,000	120,000

Total Repurchase Agreements (Cost $328,441)		328,441

Total Investments — 100.0% (Cost $539,082)†		$539,082

Percentages are based on Net Assets of $539,121 (000).

(A)	Variable Rate Security — The rate reported is the rate in effect at April 30, 2011.

(B)	Tri-party Repurchase Agreements.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

MTN — Medium Term Note

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
As of April 30, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820.
During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended April 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON STRATEGIC INCOME BOND FUND

	Face Amount
Description	(000)	Value (000)

Corporate Bonds — 27.2%
Aerospace & Defense — 1.7%
Honeywell International
5.300%, 03/01/18	$1,400	$1,571
United Technologies
4.500%, 04/15/20	1,000	1,050

Total Aerospace & Defense		2,621

Agriculture — 1.4%
Cargill (A)
4.375%, 06/01/13	2,000	2,118

Total Agriculture		2,118

Banks — 0.7%
Citigroup
5.300%, 01/07/16	1,000	1,081

Total Banks		1,081

Building & Construction — 1.0%
CRH America
8.125%, 07/15/18	1,300	1,557

Total Building & Construction		1,557

Chemicals — 1.3%
Dow Chemical
6.000%, 10/01/12	1,000	1,067
4.250%, 11/15/20	1,000	979

Total Chemicals		2,046

Coatings/Paint — 0.3%
Sherwin-Williams
3.125%, 12/15/14	500	523

Total Coatings/Paint		523

Electrical Services & Equipment — 0.5%
Pacificorp
6.900%, 11/15/11	793	820

Total Electrical Services & Equipment		820

Electrical Utilities — 0.7%
Northeast Utilities
5.650%, 06/01/13	1,000	1,080

Total Electrical Utilities		1,080

Entertainment — 2.8%
DIRECTV Holdings (A)
5.200%, 03/15/20	1,500	1,574
Viacom
5.625%, 09/15/19	1,500	1,658
Walt Disney MTN
4.500%, 12/15/13	1,000	1,087

Total Entertainment		4,319

Financial Services — 7.0%
American Honda Finance (A)
3.500%, 03/16/15	500	521
Boeing Capital
6.500%, 02/15/12	1,000	1,047
Goldman Sachs Group
6.000%, 06/15/20	2,000	2,164
John Deere Capital MTN
2.800%, 09/18/17	1,350	1,335
Lehman Brothers Holdings MTN (B)
6.875%, 05/02/18	1,500	390
Merrill Lynch
6.050%, 05/16/16	1,000	1,076
Morgan Stanley MTN
5.550%, 04/27/17	970	1,044
New York Life Global Funding (A)
4.600%, 04/15/13	1,600	1,703
Simon Property Group REIT
5.600%, 09/01/11	1,500	1,503

Total Financial Services		10,783

Food, Beverage & Tobacco — 0.2%
PepsiCo
3.100%, 01/15/15	250	263

Total Food, Beverage & Tobacco		263

Household Products — 1.6%
Procter & Gamble
1.375%, 08/01/12	2,500	2,521

Total Household Products		2,521

Industrials — 0.7%
Praxair
2.125%, 06/14/13	1,100	1,132

Total Industrials		1,132

Medical Products & Services — 1.4%
Humana
7.200%, 06/15/18	1,425	1,655
Medco Health Solutions
7.250%, 08/15/13	500	561

Total Medical Products & Services		2,216

Oil Exploration & Production — 0.6%
Anadarko Petroleum
5.000%, 10/01/12	850	886

Total Oil Exploration & Production		886

Printing & Publishing — 0.6%
Gannett
5.750%, 06/01/11	1,000	1,001

Total Printing & Publishing		1,001

Retail — 1.1%
Target
5.375%, 05/01/17	1,000	1,133
Yum! Brands
6.250%, 04/15/16	500	568

Total Retail		1,701

Telephones & Telecommunication — 1.7%
BellSouth
6.000%, 10/15/11	1,000	1,025
GTE
6.840%, 04/15/18	445	518

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON STRATEGIC INCOME BOND FUND

	Face Amount
Description	(000)	Value (000)

Telephones & Telecommunication — (continued)
SBC Communications
5.875%, 08/15/12	$1,000	$1,065

Total Telephones & Telecommunication		2,608

Transportation Services — 1.9%
CSX
3.700%, 10/30/20	2,000	1,913
United Parcel Service
3.875%, 04/01/14	1,000	1,079

Total Transportation Services		2,992

Total Corporate Bonds (Cost $41,131)		42,268

Municipal Bonds — 20.9%
Arkansas State, Development Finance Authority
5.210%, 04/01/23	1,020	1,070
City & County of San Francisco, California
4.600%, 06/15/20	1,000	1,018
City of Austin Texas
5.086%, 11/15/25	500	507
City of Cape Coral, Florida
6.369%, 10/01/24	1,500	1,519
City of Dallas, Texas
4.660%, 02/15/24	1,000	1,003
4.589%, 02/15/21	1,000	1,033
4.489%, 02/15/20	500	516
4.389%, 02/15/19	500	514
City of Lafayette, Louisiana, Ser A
7.230%, 03/01/34	1,000	989
City of New York, New York, Ser Sub G-2
3.500%, 03/01/16	1,500	1,534
Clark County School District, Kentucky
5.200%, 06/01/26	2,000	1,984
County of Cumberland North Carolina
6.100%, 11/01/25	1,000	1,057
County of Guilford, North Carolina
4.641%, 08/01/22	1,000	1,027
County of Pierce, Washington
4.700%, 08/01/21	1,085	1,141
County of St. Louis, Missouri
5.200%, 12/01/28	2,000	1,982
East Baton Rouge, Louisiana, Sewerage Commission
3.543%, 02/01/16	1,000	1,007
Florida State Board of Education, Lottery Revenue
5.541%, 07/01/21	1,000	1,040
5.391%, 07/01/20	400	418
Florida State Board of Education, Ser G
4.650%, 06/01/20	1,500	1,577
JEA, Florida Bulk Power Supply System
4.900%, 10/01/20	1,000	1,042
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby
5.250%, 09/01/26	1,830	1,883
Louisiana Local Government Environmental Facilities & Community Development
6.080%, 12/15/25	2,500	2,573
Macomb Interceptor Drain District, Michigan
4.250%, 05/01/21	1,500	1,472
Metropolitan Transportation Authority, New York
4.546%, 11/15/17	1,000	1,017
Pennsylvania State
4.450%, 02/15/20	1,500	1,554
State of California
5.250%, 08/01/38	1,000	963
State of Rhode Island
4.663%, 04/01/21	1,000	1,039

Total Municipal Bonds (Cost $31,873)		32,479

U.S. Government Mortgage-Backed Obligations — 15.3%
FHLMC
7.000%, 12/01/14	2	3
7.000%, 04/01/15	4	5
5.500%, 08/01/21	350	379
5.500%, 10/01/36	613	661
5.000%, 01/01/13	316	326
5.000%, 10/01/16	235	251
5.000%, 04/01/22	550	590
5.000%, 04/01/23	340	363
4.500%, 05/01/24	1,130	1,192
FNMA
7.500%, 12/01/30	10	12
6.500%, 01/01/32	104	117
6.000%, 08/01/35	770	846
6.000%, 05/01/36	533	584
6.000%, 07/01/36	346	379
5.500%, 06/01/25	897	978
5.500%, 10/01/34	302	327
5.500%, 01/01/36	541	584
5.500%, 02/01/36	583	629
5.500%, 04/01/36	572	617
5.000%, 10/01/18	170	183
5.000%, 12/01/18	202	217
5.000%, 11/01/21	499	534
5.000%, 05/01/38	1,225	1,295
4.500%, 07/01/18	419	447
4.500%, 07/01/24	1,571	1,660
3.500%, 09/01/25	4,718	4,783
GNMA
7.500%, 08/15/12	2	2
7.500%, 09/15/13	1	1
7.500%, 12/20/29	2	2
6.500%, 09/15/13	6	7
6.500%, 03/15/31	20	23
6.500%, 07/15/31	383	434
6.000%, 05/15/28	2	2
6.000%, 09/15/34	265	295
6.000%, 11/15/34	97	108
6.000%, 12/15/34	132	148

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON STRATEGIC INCOME BOND FUND

	Face Amount
Description	(000)	Value (000)

GNMA — (continued)
5.500%, 01/15/36	$925	$1,009
5.500%, 04/15/36	553	604
5.000%, 09/15/17	111	119
5.000%, 12/15/17	200	216
5.000%, 10/15/18	18	19
5.000%, 11/15/18	12	13
5.000%, 01/15/19	372	403
5.000%, 03/15/33	15	16
5.000%, 04/15/33	11	12
5.000%, 06/15/33	51	55
5.000%, 04/15/38	1,507	1,617
4.500%, 02/15/20	610	657

Total U.S. Government Mortgage-Backed Obligations (Cost $22,486)		23,724

U.S. Government Agency Obligations — 12.7%
FFCB
5.540%, 11/07/16	1,500	1,743
4.450%, 06/01/15	2,500	2,766
FHLB
5.250%, 06/10/11	3,000	3,016
5.000%, 12/09/16	1,000	1,135
2.250%, 04/13/12	1,500	1,528
FHLMC
5.250%, 04/18/16	1,000	1,145
4.500%, 01/15/15	1,750	1,936
FNMA
5.000%, 02/13/17	500	567
1.560%, 11/23/15	6,000	5,894

Total U.S. Government Agency Obligations (Cost $18,661)		19,730

Exchange Traded Funds — 11.5%
iShares iBoxx High Yield Fund	72,250	6,708
iShares iBoxx Investment Grade Corporate Bond Fund	100,685	11,123

Total Exchange Traded Funds (Cost $16,285)		17,831

U.S. Treasury Obligations — 8.2%
U.S. Treasury Note
2.625%, 11/15/20	2,900	2,744
1.250%, 04/15/14	10,000	10,071

Total U.S. Treasury Obligations (Cost $12,760)		12,815

Cash Equivalent (C)(D)— 3.7%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010%	5,683,629	5,684

Total Cash Equivalent (Cost $5,684)		5,684

Total Investments — 99.5% (Cost $148,880)†		$154,531

Percentages are based on Net Assets $155,330 (000).

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2011, the value of these securities amounted to $5,916 (000), representing 3.8% of the net assets.

(B)	Security is in default on interest payments.

(C)	The rate reported is the 7-day effective yield as of April 30, 2011.

(D)	Investment in an Affiliated company.
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
REIT — Real Estate Investment Trust
Ser — Series

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $148,880 (000), and the unrealized appreciation and depreciation were $7,079 (000) and $(1,428) (000), respectively.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$42,268	$—	$42,268
Municipal Bonds	—	32,479	—	32,479
U.S. Government
Mortgage-Backed Obligations	—	23,724	—	23,724
U.S. Government
Agency Obligations	—	19,730	—	19,730
Exchange Traded Funds	17,831	—	—	17,831
U.S. Treasury Obligations	—	12,815	—	12,815
Cash Equivalent	5,684	—	—	5,684

Total Investments in Securities	$23,515	$131,016	$—	$154,531

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended April 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)

Common Stock — 98.6%
Aerospace & Defense — 2.5%
Northrop Grumman	29,000	$1,845
Raytheon	46,000	2,233

Total Aerospace & Defense		4,078

Automotive — 1.5%
Johnson Controls	59,000	2,419

Total Automotive		2,419

Banks — 6.4%
Capital One Financial	45,000	2,463
JPMorgan Chase	47,000	2,145
KeyCorp	238,000	2,063
PNC Financial Services Group	29,000	1,808
Wells Fargo	75,000	2,183

Total Banks		10,662

Cable/Media — 1.5%
Time Warner Cable	32,000	2,500

Total Cable/Media		2,500

Chemicals — 4.8%
Cabot	53,000	2,377
Eastman Chemical	30,000	3,217
PPG Industries	25,000	2,367

Total Chemicals		7,961

Computers & Services — 2.2%
EMC *	130,000	3,684

Total Computers & Services		3,684

Drug Retail — 1.3%
Walgreen	52,000	2,221

Total Drug Retail		2,221

Electrical Utilities — 10.9%
Alliant Energy	60,000	2,372
Consolidated Edison	42,000	2,189
Dominion Resources	49,000	2,275
DTE Energy	44,000	2,223
FirstEnergy	57,000	2,278
NiSource	121,000	2,354
SCANA	50,000	2,076
Southern	60,000	2,342

Total Electrical Utilities		18,109

Electronic Components & Equipment — 1.5%
Arrow Electronics *	54,000	2,462

Total Electronic Components & Equipment		2,462

Entertainment — 2.9%
News, Cl A	140,000	2,495
Walt Disney	53,000	2,284

Total Entertainment		4,779

Financial Services — 4.6%
Ameriprise Financial	48,000	2,979
Invesco	90,000	2,238
Legg Mason	63,000	2,341

Total Financial Services		7,558

Food, Beverage & Tobacco — 5.7%
Altria Group	82,000	2,201
Coca-Cola Enterprises	88,000	2,500
Constellation Brands, Cl A *	117,000	2,620
Tyson Foods, Cl A	110,000	2,189

Total Food, Beverage & Tobacco		9,510

Gas & Natural Gas — 1.7%
Energen	44,000	2,860

Total Gas & Natural Gas		2,860

Household Products — 1.6%
Snap-On	44,000	2,718

Total Household Products		2,718

Insurance — 13.6%
ACE	34,000	2,286
American Financial Group	83,000	2,969
Chubb	36,000	2,347
Hartford Financial Services Group	82,000	2,376
HCC Insurance Holdings	73,000	2,375
Loews	54,000	2,390
Metlife	47,000	2,199
Reinsurance Group of America, Cl A	42,000	2,659
Torchmark	45,000	3,011

Total Insurance		22,612

Machinery — 1.7%
Illinois Tool Works	47,000	2,745

Total Machinery		2,745

Managed Health Care — 2.1%
UnitedHealth Group	70,000	3,446

Total Managed Health Care		3,446

Manufacturing — 1.4%
Eaton	42,000	2,248

Total Manufacturing		2,248

Medical Products & Services — 3.4%
Cardinal Health	59,000	2,578
Universal Health Services, Cl B	56,000	3,067

Total Medical Products & Services		5,645

Office Electronics — 0.8%
Xerox	133,000	1,342

Total Office Electronics		1,342

Paper & Paper Products — 1.6%
International Paper	86,000	2,656

Total Paper & Paper Products		2,656

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)

Petroleum & Fuel Products — 3.3%
Apache	20,000	$2,667
Chevron	26,000	2,846

Total Petroleum & Fuel Products		5,513

Petroleum Refining — 3.0%
Exxon Mobil	27,000	2,376
Marathon Oil	47,000	2,540

Total Petroleum Refining		4,916

Retail — 4.9%
Genuine Parts	42,000	2,255
Limited Brands	79,000	3,252
VF	27,000	2,715

Total Retail		8,222

Semi-Conductors & Instruments — 4.5%
Applied Materials	134,000	2,102
International Rectifier *	48,000	1,659
Kla-Tencor	52,000	2,283
Molex	56,000	1,512

Total Semi-Conductors & Instruments		7,556

Telephones & Telecommunication — 2.7%
AT&T	75,000	2,334
CenturyLink	53,000	2,161

Total Telephones & Telecommunication		4,495

Transportation Services — 2.6%
Caterpillar	19,000	2,193
CSX	27,000	2,125

Total Transportation Services		4,318

Waste Management Services — 2.5%
Archer-Daniels-Midland	42,000	1,555
Corn Products International	48,000	2,645

Total Waste Management Services		4,200

Wholesale — 1.4%
AmerisourceBergen, Cl A	59,000	2,398

Total Wholesale		2,398

Total Common Stock (Cost $130,564)		163,833

Cash Equivalent (A)(B)— 1.4%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010%	2,366,549	2,367

Total Cash Equivalent (Cost $2,367)		2,367

Total Investments — 100.0% (Cost $132,931)†		$166,200

Percentages are based on Net Assets of $166,161 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2011.

(B)	Investment in Affiliated company.
Cl — Class

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $132,931 (000), and the unrealized appreciation and depreciation were $33,964 (000) and $(695) (000), respectively.
As of April 30, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.
During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended April 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON GROWTH FUND

		Value
Description	Shares	(000)

Common Stock — 99.5%
Advertising Agencies — 1.0%
Omnicom Group	18,000	$885

Total Advertising Agencies		885

Aerospace & Defense — 1.4%
United Technologies	14,000	1,254

Total Aerospace & Defense		1,254

Automotive — 1.0%
BorgWarner *	11,000	850

Total Automotive		850

Beauty Products — 1.4%
Estee Lauder, Cl A	13,000	1,261

Total Beauty Products		1,261

Cable/Media — 1.0%
Comcast, Cl A	33,000	866

Total Cable/Media		866

Chemicals — 3.3%
Albemarle	22,000	1,552
International Flavors & Fragrances	22,000	1,398

Total Chemicals		2,950

Computer Software — 1.6%
Synopsys *	53,000	1,452

Total Computer Software		1,452

Computers & Services — 6.3%
Apple *	5,000	1,741
Corning	54,000	1,131
International Business Machines	9,000	1,535
SanDisk *	24,000	1,179

Total Computers & Services		5,586

Containers & Packaging — 2.9%
Aptargroup	27,000	1,416
Ball	30,000	1,120

Total Containers & Packaging		2,536

Drugs — 2.5%
Endo Pharmaceuticals Holdings *	35,000	1,371
Watson Pharmaceuticals *	14,000	868

Total Drugs		2,239

Electronic Components & Equipment — 3.1%
Amphenol, Cl A	26,000	1,454
Vishay Intertechnology *	71,000	1,355

Total Electronic Components & Equipment		2,809

Entertainment — 1.6%
Viacom, Cl B	27,000	1,381

Total Entertainment		1,381

Financial Services — 1.5%
Affiliated Managers Group *	12,000	1,309

Total Financial Services		1,309

Food, Beverage & Tobacco — 3.2%
Hormel Foods	52,000	1,530
Hubbell, Cl B	19,000	1,330

Total Food, Beverage & Tobacco		2,860

Gas & Natural Gas — 1.7%
El Paso	80,000	1,553

Total Gas & Natural Gas		1,553

Home Improvement Retail — 1.3%
Home Depot	32,000	1,189

Total Home Improvement Retail		1,189

Homefurnishing Retail — 1.7%
Williams-Sonoma	34,000	1,476

Total Homefurnishing Retail		1,476

Household Products — 1.3%
Stanley Black & Decker	16,000	1,162

Total Household Products		1,162

Industrials — 3.1%
Air Products & Chemicals	14,000	1,337
Cummins	12,000	1,442

Total Industrials		2,779

Information Technology — 3.2%
Cognizant Technology Solutions, Cl A *	17,000	1,409
Oracle	40,000	1,442

Total Information Technology		2,851

Insurance — 4.9%
Aflac	29,000	1,630
Principal Financial Group	43,000	1,451
Prudential Financial	20,000	1,268

Total Insurance		4,349

Machinery — 6.2%
Dover	19,000	1,293
Gardner Denver	19,000	1,642
Nordson	24,000	1,367
Parker Hannifin	13,000	1,226

Total Machinery		5,528

Manufacturing — 1.0%
McCormick	18,000	884

Total Manufacturing		884

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON GROWTH FUND

		Value
Description	Shares	(000)

Medical Products & Services — 7.1%
Agilent Technologies *	28,000	$1,397
CIGNA	30,000	1,405
Forest Laboratories *	35,000	1,161
Laboratory Corp of America Holdings *	14,000	1,350
Varian Medical Systems *	14,000	983

Total Medical Products & Services		6,296

Metals & Mining — 1.4%
Cliffs Natural Resources	13,150	1,232

Total Metals & Mining		1,232

Petroleum & Fuel Products — 6.6%
Baker Hughes	22,000	1,703
Cameron International *	24,000	1,265
National Oilwell Varco	20,000	1,534
Oceaneering International *	16,000	1,399

Total Petroleum & Fuel Products		5,901

Retail — 14.0%
Advance Auto Parts	17,000	1,113
Ascena Retail Group *	39,000	1,220
Darden Restaurants	23,000	1,080
Polo Ralph Lauren, Cl A	13,000	1,700
Ross Stores	25,000	1,842
TJX	30,000	1,609
Tractor Supply	20,000	1,237
Warnaco Group *	21,000	1,352
WW Grainger	9,000	1,365

Total Retail		12,518

Semi-Conductors & Instruments — 9.0%
Altera	36,000	1,753
Analog Devices	33,000	1,330
Fairchild Semiconductor International, Cl A *	68,000	1,426
Lam Research *	14,000	677
Novellus Systems *	41,000	1,316
Texas Instruments	42,000	1,492

Total Semi-Conductors & Instruments		7,994

Transportation Services — 3.6%
Joy Global	16,000	1,615
Union Pacific	15,000	1,552

Total Transportation Services		3,167

Utilities — 1.6%
Ametek	30,000	1,381

Total Utilities		1,381

Total Common Stock (Cost $65,817)		88,498

Cash Equivalent (A)(B)— 0.6%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010%	507,244	507

Total Cash Equivalent (Cost $507)		507

Total Investments — 100.1% (Cost $66,324)†		$89,005

Percentages are based on Net Assets of $88,924 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2011..

(B)	Investment in Affiliated company.

Cl — Class

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $66,324 (000), and the unrealized appreciation and depreciation were $22,915 (000) and $(234) (000), respectively.
As of April 30, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.
During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended April 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON BURKENROAD FUND

		Value
Description	Shares	(000)

Common Stock — 99.6%
Apparel & Textiles — 1.9%
Oxford Industries	38,000	$1,305

Total Apparel & Textiles		1,305

Banks — 7.6%
First Financial Bankshares	20,000	1,108
International Bancshares	58,000	1,022
Midsouth Bancorp	11,116	157
Prosperity Bancshares	20,000	917
Southside Bancshares	49,000	1,066
Teche Holding	4,000	143
Trustmark	40,000	930

Total Banks		5,343

Commercial Services — 3.0%
Rollins	52,500	1,101
Team *	40,000	998

Total Commercial Services		2,099

Computer & Electronics Retail — 1.3%
RadioShack	60,000	948

Total Computer & Electronics Retail		948

Computer Software — 1.9%
Manhattan Associates *	38,000	1,374

Total Computer Software		1,374

Computers & Services — 1.7%
Adtran	29,000	1,197

Total Computers & Services		1,197

Correctional Institutions — 1.3%
Geo Group *	35,000	934

Total Correctional Institutions		934

Electrical Utilities — 1.7%
El Paso Electric	40,000	1,239

Total Electrical Utilities		1,239

Financial Services — 2.7%
Ezcorp, Cl A *	40,000	1,260
Invesco Mortgage Capital	30,000	682

Total Financial Services		1,942

Food, Beverage & Tobacco — 5.4%
Cal-Maine Foods	33,000	953
Flowers Foods	33,000	1,009
National Beverage	73,000	1,016
Sanderson Farms	18,000	857

Total Food, Beverage & Tobacco		3,835

Household Products — 2.3%
Tupperware Brands	25,000	1,592

Total Household Products		1,592

Insurance — 4.5%
Amerisafe *	50,000	1,116
Infinity Property & Casualty	18,000	1,064
ProAssurance *	15,000	996

Total Insurance		3,176

Leasing & Renting — 1.3%
Aaron’s	31,500	907

Total Leasing & Renting		907

Machinery — 1.4%
Sun Hydraulics	21,000	976

Total Machinery		976

Manufacturing — 1.7%
AZZ	28,000	1,226

Total Manufacturing		1,226

Medical Products & Services — 6.6%
Cyberonics *	40,000	1,423
LHC Group *	35,000	1,037
Transcend Services *	40,000	965
US Physical Therapy	50,000	1,217

Total Medical Products & Services		4,642

Metals & Mining — 3.2%
CARBO Ceramics	14,000	2,253

Total Metals & Mining		2,253

Office Furniture & Fixtures — 1.7%
Tech Data *	23,000	1,222

Total Office Furniture & Fixtures		1,222

Paper & Paper Products — 6.0%
Neenah Paper	45,000	1,050
Rock-Tenn, Cl A	17,000	1,174
Schweitzer-Mauduit International	20,000	1,037
Temple-Inland	40,000	941

Total Paper & Paper Products		4,202

Petroleum & Fuel Products — 15.8%
Gulf Island Fabrication	35,000	1,237
Gulfmark Offshore, Cl A *	25,000	1,064
Hornbeck Offshore Services *	35,000	1,023
Petroquest Energy *	120,000	1,051
SEACOR Holdings	9,000	889
Stone Energy *	40,000	1,414
Superior Energy Services *	35,000	1,345
W&T Offshore	55,000	1,475
Walter Energy	12,000	1,659

Total Petroleum & Fuel Products		11,157

Printing & Publishing — 1.3%
Ennis	50,000	934

Total Printing & Publishing		934

Real Estate Investment Trusts (REITs) — 0.8%
EastGroup Properties	12,000	553

Total Real Estate Investment Trusts (REITs)		553

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON BURKENROAD FUND

		Value
Description	Shares	(000)

Retail — 12.3%
AFC Enterprises *	60,000	$904
Brinker International	45,000	1,084
Carter’s *	30,000	927
Fossil *	20,000	1,916
Hibbett Sports *	38,000	1,436
Pool	35,000	1,059
Sally Beauty Holdings *	90,000	1,331

Total Retail		8,657

Semi-Conductors & Instruments — 4.1%
Cirrus Logic *	40,000	662
Diodes *	40,000	1,369
Silicon Laboratories *	20,000	872

Total Semi-Conductors & Instruments		2,903

Telecommunication Services — 1.0%
Earthlink	84,000	690

Total Telecommunication Services		690

Transportation Services — 4.5%
Alamo Group	45,000	1,287
International Shipholding	35,000	840
Kirby *	18,000	1,022

Total Transportation Services		3,149

Utilities — 2.6%
Cleco	30,000	1,053
Powell Industries *	20,000	791

Total Utilities		1,844

Total Common Stock (Cost $46,698)		70,299

Cash Equivalent (A)(B)— 6.4%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010%	4,481,963	4,482

Total Cash Equivalent (Cost $4,482)		4,482

Total Investments — 106.0% (Cost $51,180)†		$74,781

Percentages are based on Net Assets of $70,519 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2011.

(B)	Investment in Affiliated company.
Cl — Class
REIT — Real Estate Investment Trust

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $51,180 (000), and the unrealized appreciation and depreciation were $24,338 (000) and $(737) (000), respectively.
As of April 30, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.
During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended April 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

		Value
Description	Shares	(000)

Common Stock — 100.5%
Aerospace & Defense — 0.9%
Huntington Ingalls Industries *(1)	766	$31
Northrop Grumman (1)	4,600	292

Total Aerospace & Defense		323

Airlines — 1.0%
Alaska Air Group * (1)	5,300	349

Total Airlines		349

Automotive — 2.3%
PEP Boys-Manny Moe & Jack (1)	23,400	320
Standard Motor Products (1)	13,000	185
Superior Industries International (1)	11,500	291

Total Automotive		796

Beauty Products — 1.0%
Estee Lauder, Cl A (1)	3,600	349

Total Beauty Products		349

Broadcasting, Newspapers and Advertising — 1.1%
CBS, Cl B (1)	15,000	378

Total Broadcasting, Newspapers and Advertising		378

Cable/Media — 2.4%
Comcast, Cl A (1)	14,500	380
DIRECTV, Cl A *(1)	8,700	423

Total Cable/Media		803

Chemicals — 3.0%
Arch Chemicals (1)	8,250	319
Cabot (1)	8,200	368
PPG Industries (1)	3,600	341

Total Chemicals		1,028

Computers & Services — 2.1%
International Business Machines (1)	2,200	375
SanDisk *(1)	7,030	346

Total Computers & Services		721

Consumer Products — 0.8%
Deckers Outdoor *(1)	3,310	281

Total Consumer Products		281

Containers & Packaging — 0.9%
Ball (1)	8,200	306

Total Containers & Packaging		306

Drugs — 2.7%
Endo Pharmaceuticals Holdings *(1)	10,000	392
McKesson	2,000	166
Viropharma *(1)	18,500	357

Total Drugs		915

Electrical Components & Equipment — 2.3%
Littelfuse (1)	6,600	411
Vishay Intertechnology *(1)	19,800	378

Total Electrical Components & Equipment		789

Electronic Components & Equipment — 1.3%
Newport *	22,700	425

Total Electronic Components & Equipment		425

Entertainment — 2.6%
Gannett (1)	21,600	325
Meredith	6,300	211
Viacom, Cl B (1)	6,600	338

Total Entertainment		874

Financial Services — 1.9%
Ameriprise Financial (1)	5,100	316
Cash America International (1)	7,200	342

Total Financial Services		658

Food, Beverage & Tobacco — 1.1%
Tyson Foods, Cl A (1)	18,300	364

Total Food, Beverage & Tobacco		364

Homefurnishing Retail — 1.1%
Williams-Sonoma (1)	8,800	382

Total Homefurnishing Retail		382

Industrials — 1.5%
Standex International (1)	2,000	73
Tredegar (1)	13,100	287
Tyco International (1)	3,300	161

Total Industrials		521

Information Technology — 1.9%
CA (1)	13,000	320
CACI International, Cl A *(1)	5,600	342

Total Information Technology		662

Insurance — 2.8%
American Financial Group (1)	9,800	350
Prudential Financial	4,900	311
Travelers (1)	4,600	291

Total Insurance		952

Leasing & Renting — 1.8%
Bed Bath & Beyond *(1)	6,200	348
Rent-A-Center, Cl A (1)	8,400	256

Total Leasing & Renting		604

Machinery — 5.3%
Dover (1)	4,600	313
EnPro Industries *(1)	7,600	305
Kennametal (1)	7,600	321
Parker Hannifin (1)	3,900	368
Timken (1)	8,750	493

Total Machinery		1,800

Manufacturing — 3.1%
Brady, Cl A (1)	8,200	309

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

		Value
Description	Shares	(000)

Manufacturing — (continued)
Eaton (1)	6,200	$332
Thomas & Betts *(1)	7,050	409

Total Manufacturing		1,050

Medical Products & Services — 9.7%
AMERIGROUP *(1)	6,800	464
Cardinal Health (1)	8,700	380
Cooper (1)	6,150	461
Coventry Health Care *(1)	10,900	352
Greatbatch *(1)	11,100	300
Health Net *(1)	11,200	373
Healthspring *(1)	8,340	346
Humana (1)	5,750	438
Kindred Healthcare *(1)	7,900	199

Total Medical Products & Services		3,313

Office Furniture & Fixtures — 1.8%
Anixter International (1)	4,940	371
Tech Data *(1)	4,700	250

Total Office Furniture & Fixtures		621

Paper & Paper Products — 4.6%
Buckeye Technologies (1)	22,300	628
Clearwater Paper *(1)	4,000	314
International Paper (1)	10,250	316
Sealed Air (1)	11,800	304

Total Paper & Paper Products		1,562

Petroleum & Fuel Products — 4.4%
Chevron (1)	3,100	339
Diamond Offshore Drilling (1)	3,900	296
National Oilwell Varco (1)	6,500	498
Occidental Petroleum (1)	3,200	366

Total Petroleum & Fuel Products		1,499

Petroleum Refining — 3.2%
ConocoPhillips (1)	4,400	347
Marathon Oil (1)	6,600	357
Valero Energy (1)	13,000	368

Total Petroleum Refining		1,072

Printing & Publishing — 1.1%
Consolidated Graphics *(1)	6,600	370

Total Printing & Publishing		370

Retail — 12.8%
ANN *(1)	11,000	343
Ascena Retail Group *(1)	9,100	285
Brinker International (1)	12,800	308
Finish Line, Cl A (1)	18,000	387
Fossil *(1)	3,600	345
Jakks Pacific *(1)	15,450	325
Limited Brands	10,250	422
Macy’s (1)	13,650	326
PetSmart (1)	7,640	322
Polaris Industries	5,000	527
Ross Stores (1)	5,530	408
TJX (1)	6,790	364

Total Retail		4,362

Semi-Conductors & Instruments — 9.5%
Altera (1)	4,700	229
Analog Devices (1)	7,900	319
Applied Materials (1)	9,200	144
Fairchild Semiconductor International, Cl A *(1)	18,900	396
Kulicke & Soffa Industries *	44,000	399
Lam Research *(1)	6,500	314
MKS Instruments (1)	14,600	414
Molex (1)	5,600	151
Novellus Systems *(1)	10,050	323
Teradyne *(1)	23,500	378
Texas Instruments (1)	4,700	167

Total Semi-Conductors & Instruments		3,234

Telephones & Telecommunication — 3.5%
MetroPCS Communications *(1)	26,000	438
Plantronics	8,317	308
Sprint Nextel *(1)	25,000	129
Verizon Communications (1)	8,300	314

Total Telephones & Telecommunication		1,189

Transportation Services — 4.1%
FedEx (1)	3,200	306
Joy Global (1)	4,300	434
Oshkosh *(1)	9,360	297
Ryder System (1)	6,750	361

Total Transportation Services		1,398

Waste Management Services — 0.9%
Corn Products International (1)	5,800	320

Total Waste Management Services		320

Total Common Stock (Cost $25,873)		34,270

Cash Equivalents (A)— 8.2%
Federated Prime Obligations Fund, Cl I, 0.120%	1,718,511	1,719
SEI Daily Income Prime Obligation Fund, Cl A, 0.060%	1,088,331	1,088

Total Cash Equivalents (Cost $2,807)		2,807

Total Investments — 108.7% (Cost $28,680) †		$37,077

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

		Value
Description	Shares	(000)

Securities Sold Short —(3.6)%
Common Stock —(3.6)%
Aerospace & Defense — (0.2)%
Alliant Techsystems	(1,000)	(71)

Total Aerospace & Defense		(71)

Banks — (0.4)%
BB&T	(2,000)	(54)

First Horizon National	(6,000)	(65)

Total Banks		(119)

Building & Construction — (0.2)%
DR Horton	(4,250)	(53)

Total Building & Construction		(53)

Chemicals — (0.2)%
Calgon Carbon*	(3,300)	(57)

Total Chemicals		(57)

Consumer Products — (0.2)%
K-Swiss, Cl A*	(6,900)	(85)

Total Consumer Products		(85)

Containers & Packaging — (0.2)%
Owens-Illinois*	(1,800)	(53)

Total Containers & Packaging		(53)

Data Processing & Outsourced Services — (0.2)%
FTI Consulting*	(1,390)	(56)

Total Data Processing & Outsourced Services		(56)

Educational Services — (0.2)%
Universal Technical Institute	(3,900)	(70)

Total Educational Services		(70)

Engineering Services — (0.1)%
Orion Marine Group*	(4,300)	(44)

Total Engineering Services		(44)

Entertainment — (0.1)%
DreamWorks Animation SKG, Cl A*	(1,730)	(46)

Total Entertainment		(46)

Insurance — (0.1)%
Genworth Financial, Cl A*	(4,170)	(51)

Total Insurance		(51)

Leisure & Recreational Products — (0.2)%
WMS Industries*	(1,800)	(59)

Total Leisure & Recreational Products		(59)

Medical Products & Services — (0.3)%
Savient Pharmaceuticals*	(4,450)	(52)
VCA Antech*	(2,500)	(61)

Total Medical Products & Services		(113)

Petroleum & Fuel Products — (0.2)%
Comstock Resources*	(2,070)	(66)

Total Petroleum & Fuel Products		(66)

Retail — (0.1)%
OfficeMax*	(5,200)	(52)

Total Retail		(52)

Semiconductors — (0.2)%
Cree*	(1,360)	(55)

Total Semiconductors		(55)

Semi-Conductors & Instruments — (0.1)%
Monolithic Power Systems*	(3,030)	(52)

Total Semi-Conductors & Instruments		(52)

Telecommunication Services — (0.4)%
Akamai Technologies*	(1,900)	(66)

Equinix*	(630)	(63)

Total Telecommunication Services		(129)

Total Common Stock
(Proceeds $(1,194))		(1,231)

Total Securities Sold Short—(3.6)%
(Proceeds $(1,194))		$(1,231)
Percentages are based on Net Assets of $34,111 (000).

*	Non-income producing security.

(1)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.

(A)	The rate shown is the 7-day effective yield as of April 30, 2011.
Cl — Class

†	At April 30, 2011, the tax basis cost of the Fund’s investments, excluding securities sold short, was $28,680 (000), and the unrealized appreciation and depreciation were $8,545 (000) and $(148) (000), respectively.
As of April 30, 2011, all of the Fund’s investments and securities sold short are Level 1 in accordance with ASC 820.
During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended April 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

		Value
Description	Shares	(000)

Common Stock — 92.2%
Australia — 2.8%
BHP Billiton ADR	25,700	$2,602

Total Australia		2,602

Austria — 6.8%
Conwert Immobilien Invest	72,700	1,280
Erste Group Bank	37,300	1,888
Schoeller-Bleckmann Oilfield Equipment	30,200	3,064

Total Austria		6,232

Bermuda — 1.6%
Everest Re Group	16,400	1,494

Total Bermuda		1,494

Brazil — 6.6%
Amil Participacoes	182,000	2,210
Banco Bradesco ADR	71,983	1,457
Itau Unibanco Holding ADR	59,210	1,406
Petroleo Brasileiro ADR	27,200	1,015

Total Brazil		6,088

Canada — 0.9%
Rogers Communications, Cl B	22,700	859

Total Canada		859

China — 10.1%
Anhui Conch Cement, Cl H	396,000	1,868
China Merchants Bank, Cl H	464,500	1,196
China Oilfield Services, Cl H	608,000	1,202
China Shipping Container Lines, Cl H *	1,264,000	505
Industrial & Commercial Bank of China, Cl H	1,288,000	1,089
Mindray Medical International ADR	40,500	1,083
Weichai Power, Cl H	349,000	2,382

Total China		9,325

Colombia — 1.7%
BanColombia ADR	23,000	1,524

Total Colombia		1,524

Czech Republic — 0.5%
Komercni Banka	1,900	501

Total Czech Republic		501

France — 3.0%
BNP Paribas	19,273	1,528
Societe Generale	18,768	1,257

Total France		2,785

Germany — 1.4%
BASF	12,400	1,277

Total Germany		1,277

Hong Kong — 2.3%
Orient Overseas International	278,200	2,124

Total Hong Kong		2,124

India — 1.3%
ICICI Bank ADR	23,300	1,174

Total India		1,174

Ireland — 1.6%
ICON ADR *	60,800	1,493

Total Ireland		1,493

Israel — 1.2%
Ceragon Networks *	86,000	1,086

Total Israel		1,086

Japan — 7.5%
Denso	50,500	1,690
Hitachi	233,000	1,264
Kubota	87,000	834
Nippon Steel	413,000	1,291
Secom	36,200	1,795

Total Japan		6,874

Mexico — 0.7%
Grupo Elektra	13,800	628

Total Mexico		628

Netherlands — 5.1%
Core Laboratories	24,900	2,390
KONINKLIJKE KPN	61,400	976
Royal Dutch Shell, Cl A	34,252	1,325

Total Netherlands		4,691

Norway — 6.2%
DnB	159,500	2,597
Norsk Hydro	160,000	1,420
StatoilHydro ADR	56,600	1,659

Total Norway		5,676

Singapore — 3.0%
United Industrial	1,209,900	2,801

Total Singapore		2,801

South Korea — 1.8%
Hanjin Shipping	28,137	731
POSCO ADR	8,400	927

Total South Korea		1,658

Spain — 1.9%
Mapfre	407,717	1,706

Total Spain		1,706

Sweden — 3.1%
Getinge, Cl B	64,300	1,714

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

		Value
Description	Shares	(000)

Sweden — (continued)
Telefonaktiebolaget LM Ericsson ADR	72,400	$1,100

Total Sweden		2,814

Switzerland — 5.2%
Credit Suisse Group ADR	27,800	1,265
Novartis ADR	20,100	1,189
Roche Holding	8,200	1,325
Transocean *	14,300	1,040

Total Switzerland		4,819

Turkey — 1.8%
Akbank	179,500	934
Turkiye Garanti Bankasi	137,300	712

Total Turkey		1,646

United Kingdom — 13.2%
ARM Holdings ADR	132,400	4,166
Diageo	80,632	1,638
HSBC Holdings	113,682	1,238
Rio Tinto ADR	37,000	2,709
Shire	79,100	2,451

Total United Kingdom		12,202

United States — 0.9%
Carnival	21,400	815

Total United States		815

Total Common Stock (Cost $62,622)		84,894

Exchange Traded Funds — 3.8%
iShares MSCI EAFE Index Fund	35,400	2,246
iShares MSCI United Kingdom Index Fund	64,500	1,233

Total Exchange Traded Funds (Cost $3,004)		3,479

Cash Equivalents (A) — 3.0%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010%(B)	1,617,308	1,617
Dreyfus Government Cash Management, 0.040%	1,160,148	1,160

Total Cash Equivalents (Cost $2,777)		2,777

Total Investments — 99.0% (Cost $68,403)†		$91,150

Percentages are based on Net Assets of $92,083 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2011.

(B)	Investment in Affiliated Company.
ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and the Far East
MSCI — Morgan Stanley Capital International

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $68,403 (000), and the unrealized appreciation and depreciation were $23,272 (000) and $(525) (000), respectively.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock
Australia	$2,602	$—	$—	$2,602
Austria	6,232	—	—	6,232
Bermuda	1,494	—	—	1,494
Brazil	6,088	—	—	6,088
Canada	859	—	—	859
China	9,325	—	—	9,325
Colombia	1,524	—	—	1,524
Czech Republic	501	—	—	501
France	2,785	—	—	2,785
Germany	1,277	—	—	1,277
Hong Kong	2,124	—	—	2,124
India	1,174	—	—	1,174
Ireland	1,493	—	—	1,493
Israel	1,086	—	—	1,086
Japan	—	6,874	—	6,874
Mexico	628	—	—	628
Netherlands	4,691	—	—	4,691
Norway	5,676	—	—	5,676
Singapore	2,801	—	—	2,801
South Korea	1,658	—	—	1,658
Spain	1,706	—	—	1,706
Sweden	2,814	—	—	2,814
Switzerland	4,819	—	—	4,819
Turkey	1,646	—	—	1,646
United Kingdom	6,875	5,327	—	12,202
United States	815	—	—	815
Exchange Traded Funds	3,479	—	—	3,479
Cash Equivalents	2,777	—	—	2,777

Total Investments in Securities	$78,949	$12,201	$—	$91,150

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended April 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

	Face Amount	Value
Description	(000)	(000)

Municipal Bonds — 96.3%
District of Columbia — 3.2%
Metropolitan Washington Airports Authority, RB
5.125%, 10/01/39	$100	$100

Total District of Columbia		100

Louisiana — 85.9%
Hammond Area Recreation District No. 1, RB, AGM
4.750%, 04/01/26	150	152
Jefferson Davis Parish Road Sales Tax District No. 1, RB
4.550%, 02/01/25	160	164
Lafayette Public Trust Financing Authority, RB
6.000%, 10/01/38	100	104
Lafayette Public Trust Financing Authority, RB, NATL-RE
5.000%, 10/01/32	75	75
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
6.000%, 10/01/40	125	117
5.375%, 04/01/31	100	103
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, AGM
5.000%, 10/01/41	125	125
Louisiana Public Facilities Authority, RB
6.750%, 07/01/39	200	209
Louisiana Public Facilities Authority, RB, NATL-RE
5.250%, 03/01/37	100	94
Louisiana Public Facilities Authority, RB, NATL-RE FGIC
5.500%, 06/01/41	25	25
Louisiana State University & Agricultural & Mechanical College, RB
5.000%, 07/01/35	100	96
Parish of State John Baptist Louisiana, Marathon Oil Corporation, RB
5.125%, 06/01/37	100	92
Parish of State Mary Louisiana, RB
5.000%, 03/01/28	100	93
Sabine Parish Consolidated School District No. 20-South Sabine, GO
4.000%, 03/01/26	210	218
State Martin Parish School Board, GO, AGM
5.000%, 03/01/31	100	103
State of Louisiana, RB
5.000%, 05/01/32	100	101
5.000%, 05/01/37	165	163
State of Louisiana, GO
5.000%, 09/01/25	100	109
State Tammany Parish Sales Tax District No. 3, RB
5.000%, 06/01/31	200	198
Terrebonne Parish Consolidated Government, RB, AGM
5.250%, 04/01/36	200	201
Terrebonne Parish Hospital Service District No. 1, RB
5.000%, 04/01/28	150	141

Total Louisiana		2,683

Puerto Rico — 7.2%
Commonwealth of Puerto Rico, GO
6.000%, 07/01/40	125	123
Puerto Rico Sales Tax Financing, RB
6.000%, 08/01/39	100	101

Total Puerto Rico		224

Total Municipal Bonds (Cost $2,934)		3,007

Cash Equivalent — 2.2%
Federated Tax-Free Obligations Fund, Cl I, 0.140% (A)	68,106	68

Total Cash Equivalent (Cost $68)		68

Total Investments — 98.5% (Cost $3,002)†		$3,075

Percentages are based on Net Assets of $3,122 (000).

(A) — The rate reported is the 7-day effective yield as of April 30, 2011.
AGM — Assured Guarantee Municipal
Cl — Class
FGIC — Financial Guaranty Insurance Company
GO — General Obligation
NATL – RE — National Public Finance Guarantee Corporation
RB — Revenue Bond

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $3,002 (000), and the unrealized appreciation and depreciation were $74 (000) and $(1) (000), respectively.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$3,007	$—	$3,007
Cash Equivalent	68	—	—	68

Total Investments in Securities	$68	$3,007	$—	$3,075

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended April 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual or annual financial statements.

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

	Face Amount
Description	(000)	Value (000)

Municipal Bonds — 95.8%
District of Columbia — 4.4%
District of Columbia, RB
6.875%, 07/01/40	$415	$421
Washington Convention Center Authority, RB, AMBAC
4.500%, 10/01/30	110	98

Total District of Columbia		519

Mississippi — 80.9%
City of Gulfport Mississippi, RB
5.750%, 07/01/31	400	396
City of Ridgeland Mississippi, TA
6.375%, 04/01/31	500	508
Harrison County School District, GO, AGM
4.000%, 10/01/17	50	55
Jackson State University Educational Building, RB
5.000%, 03/01/34	405	401
Mississippi Development Bank, RB, AMBAC
5.000%, 09/01/17	50	52
5.000%, 03/01/22	175	185
5.000%, 07/01/24	510	504
5.000%, 07/01/31	200	201
Mississippi Development Bank, RB, AGM
5.500%, 04/01/30	385	393
5.375%, 04/01/28	250	266
5.250%, 07/01/30	230	235
5.125%, 03/01/39	250	254
5.125%, 04/01/26	50	51
5.125%, 04/01/41	400	395
4.200%, 04/01/24	400	400
5.000%, 03/01/33	75	77
5.000%, 04/01/24	105	108
5.000%, 12/01/25	100	103
5.000%, 07/01/27	450	458
5.000%, 01/01/28	600	611
5.000%, 09/01/29	220	224
5.000%, 09/01/34	100	100
4.500%, 12/01/30	100	102
3.500%, 12/01/18	20	20
Mississippi Development Bank, RB
5.250%, 01/01/24	200	219
5.000%, 01/01/18	50	55
5.000%, 08/01/19	200	222
5.000%, 08/01/22	200	215
4.250%, 04/01/21	250	252
4.125%, 04/01/20	200	202
Mississippi Development Bank, RB, NATL-RE FGIC
5.000%, 01/01/18	100	110
Mississippi Development Bank, RB, XLCA
5.000%, 03/01/41	450	368
Mississippi Home, RB, GNMA FNMA FHLMC
4.550%, 12/01/31	95	93
Mississippi Hospital Equipment & Facilities Authority, RB
5.000%, 10/01/39	100	96
Mississippi State University Educational Building, RB
5.250%, 08/01/33	60	62
Oxford School District, GO
4.500%, 04/01/31	500	504
State of Mississippi, GO
5.500%, 12/01/19	400	479
5.000%, 12/01/23	170	185
University of Southern Mississippi, RB
5.250%, 09/01/32	100	104
5.125%, 09/01/29	300	314

Total Mississippi		9,579

Puerto Rico — 4.1%
Commonwealth of Puerto Rico, GO
5.750%, 07/01/36	350	331
Commonwealth of Puerto Rico, GO, AGM
6.000%, 07/01/33	150	153

Total Puerto Rico		484

Texas — 4.8%
County of Harris Texas, RB
5.000%, 08/15/33	300	301
North Texas Municipal Water District, RB
5.000%, 09/01/38	265	268

Total Texas		569

Virgin Islands — 1.6%
Virgin Islands Public Finance Authority, RB
5.250%, 10/01/29	100	93
5.000%, 10/01/29	100	91

Total Virgin Islands		184

Total Municipal Bonds (Cost $11,136)		11,335

Cash Equivalent — 0.6%
Federated Tax-Free Obligations Fund, Cl I 0.140% (A)	71,338	71

Total Cash Equivalent (Cost $71)		71

Total Investments — 96.4% (Cost $11,207)†		$11,406

Percentages are based on net assets of $11,838 (000).

(A)	The rate reported is the 7-day effective yield as of April 30, 2011.
AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
Cl — Class
FGIC — Financial Guaranty Insurance Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE —National Public Finance Guarantee Corporation
RB — Revenue Bond
TA — Tax Allocation
XLCA — XL Capital

Schedule of Investments	April 30, 2011 (unaudited)
HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $11,207 (000), and the unrealized appreciation and depreciation were $211 (000) and $(12) (000), respectively.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$11,335	$—	$11,335
Cash Equivalent	71	—	—	71

Total Investments in Securities	$71	$11,335	$—	$11,406

During the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended April 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II
By	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: June 29, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: June 29, 2011

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: June 29, 2011